Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 324	$ 118	$ 214
Foreign currency translation adjustments	13	(43)	(24)
Gain recognized from pension and postretirement benefits	(108)	(29)	(6)
Net gain (loss) from cash flow hedge activity	0	1	18
Other comprehensive loss	(95)	(71)	(12)
Comprehensive income	229	47	202
Comprehensive income attributable to noncontrolling interest	1	0	1
Comprehensive income attributable to Momentive Specialty Chemicals Inc.	$ 230	$ 47	$ 203